SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 02, 2021	Jan. 29, 2021	Oct. 31, 2020	Oct. 31, 2019
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.001	$ 0.001
Subsequent event | IPO | Class A
Subsequent Event [Line Items]
Shares issued		3,000,000
Price per share		$ 4
Ordinary shares, par value		$ 0.001
Gross proceeds		$ 12.0
Subsequent event | Over-allotment
Subsequent Event [Line Items]
Shares issued	75,000
Price per share	$ 4.00
Gross proceeds	$ 0.3